                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                -------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                August 13, 2001
----------------------     --------------------------    ---------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                43
                                             ------------------

Form 13F Information Table Value Total:          $145,503
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

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
                                                                                              VOTING AUTHORITY
                                                                                              ----------------
                                                               VALUE    SHARES/ SH/ INVSTMT   OTHER
NAME OF ISSUER                    TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT PRN DSCRETN   MANAGERS     SOLE     SHARED   NONE
------------------------------    --------------  ---------  --------  -------- --- -------   ---------   --------  ------   ----
ACTERNA CORP.                     COM             268140100    25921    2356449 SH  Sole                  2356449
ALL AMERICAN TERM TRUST INC.      BOND            016440109     3025     247100 SH  Sole                   247100
ALLIED WASTE INDUSTRIES INC       COM             019589308     5604     300000 SH  Sole                   300000
AMPHENOL CORP.                    COM             032095101    15267     381200 SH  Sole                   381200
AT&T CORP.                        COM             001957109      231      10500 SH  Sole                    10500
BELLSOUTH CORP.                   COM             079860102      240       5964 SH  Sole                     5964
BLACKROCK INV. QUALITY TERM 20    BOND            09247J102      409      45000 SH  Sole                    45000
BLACKROCK MUNI TARGET TRUST       TAX-FREE        09247M105      154      15000 SH  Sole                    15000
BLACKROCK STRATEGIC TERM          BOND            09247P108     3382  351514.76 SH  Sole                351514.76
CABLETRON SYSTEMS                 COM             126920107    12099     529500 SH  Sole                   450000
CAIS INTERNET, INC.               COM             12476Q102      555     750000 SH  Sole                   750000
CENDANT CORP                      COM             151313103    11392     584200 SH  Sole                   584200
CONSOLIDATED GRAPHICS, INC.       COM             209341106      510      30000 SH  Sole                    30000
DECISIONONE CORP NEW              COM             243458106      952      74013 SH  Sole                    74013
FISHER SCIENTIFIC INTL INC.       COM             338032204    15347     529200 SH  Sole                   529200
FORD MOTOR CO.                    COM             345310100      132       5370 SH  Sole                     5370
GENERAL ELECTRIC                  COM             369604103      264       5421 SH  Sole                     5421
GENERAL MOTORS                    COM             370442105       64       1000 SH  Sole                     1000
HEARTLAND TECHNOLOGIES            COM             421979105        1      10000 SH  Sole                    10000
HOST MARRIOTT                     COM             44107P104      113       9000 SH  Sole                     9000
iSHARES RUSSELL 1000 GROWTH       MUTUAL          464287614     6049     108400 SH  Sole                   108400
JOHN HANCOCK BANK & THRIFT        MUTUAL          409735107      918     103500 SH  Sole                   103500
J.P. MORGAN CHASE                 COM             46625H100      607      13600 SH  Sole                    13600
LUCENT TECHNOL.                   COM             549463107      290      46745 SH  Sole                    46745
MAGNITUDE INFORMATION SYSTEM      COM             559534102        6      12000 SH  Sole                    12000
MCKESSON HBOC                     COM             58155Q103      278       7500 SH  Sole                     7500
METROMEDIA INTL. GROUP            COM             591695101     6785    2062300 SH  Sole                  2062300
MFS INTERMEDIATE INCOME TRUST     BOND            55273C107     3450  505121.52 SH  Sole                505121.52
NATIONS GOVT. TERM 2004           BOND            638584102       99      10000 SH  Sole                    10000
NUVEEN PA. PREMIUM INCOME         TAX-FREE        67061F101      403      29053 SH  Sole                    29053
POLYMER GROUP                     COM             731745105     4497    1990000 SH  Sole                  1990000
PSS WORLD MEDICAL INC.            COM             69366A100     6211     966000 SH  Sole                   966000
PUTNAM MASTER INTERM. INCOME      BOND            746909100     1449  224323.29 SH  Sole                224323.29
SPRINT CORP.                      COM             852061100     1232      57700 SH  Sole                    57700
STRATEGIC GLOBAL INCOME           BOND            862719101      467   41499.15 SH  Sole                 41499.15
TCW/DW TERM TRUST 2003            BOND            87234U108     2022  197850.08 SH  Sole                197850.08
THERMADYNE HOLDINGS CORP NEW      COM             883435208       11      34339 SH  Sole                    34339
TOKHEIM CORP                      COM             889073201     1848     194561 SH  Sole                   194561
TWINLAB CORP                      COM             901774109     1142     442500 SH  Sole                   442500
TYCO INTERNAT.                    COM             902124106      272       5000 SH  Sole                     5000
U S OFFICE PRODUCTS CO            COM             912325305        1      93900 SH  Sole                    93900
VAN KAMPEN PA. VALUE              TAX-FREE        92112T108      320      22500 SH  Sole                    22500
WASTE MGMT. INC                   COM             94106L109    11484     372600 SH  Sole                   372600